Cover	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2023
Entity File Number	1-5332
Entity Registrant Name	P&F INDUSTRIES, INC.
Entity Central Index Key	0000075340
Entity Tax Identification Number	22-1657413
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	445 Broadhollow Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	694-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $1.00 Par Value
Trading Symbol	PFIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false